Business Combination	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [Abstract]
Business Combination

46. BUSINESS COMBINATION

(1)	Acquisition of Woori Wealth Bank in Philippines in 2016

The Group acquired 51% interest ownership in Wealth Development Bank, a savings bank in Philippines, in October 2016. As the residual shares of 49% is owned by Viscal group, which operates retail businesses, the Group plans to expand its business operation through retail channels of Viscal group.

(2)	Establishment of Woori Bank Vietnam Limited in 2016

The Group established Woori Bank Vietnam (capitalized at 3 trillion VND) in October 2016, upon the approval from Vietnam Central Bank and commenced its operation on January 3, 2017. The Group has been operating two branches in Hanoi and Ho Chi Minh, and newly established the subsidiary in order for further expansion of its retail banking business in Vietnam.

(3) Acquisition accounting in 2016 (Unit: Korean Won in millions)

	Woori Wealth Bank in Philippines	Woori Bank Vietnam Limited	Total
I. Consideration
Cash and cash equivalents	25,675	155,400	181,075

II. Identifiable assets and liabilities
Cash and Cash equivalents	48,774	—	48,774
AFS financial assets	2,125	—	2,125
Loan and receivables	126,917	155,400	282,317
Property and equipment	651	—	651
Intangible assets	205	—	205
Other assets	8,792	—	8,792

Sub-total	187,464	155,400	342,864

Deposits	148,521	—	148,521
Allowance for credit losses	352	—	352
Other liabilities	3,655	—	3,655

Sub-total	152,528	—	152,528

Fair value of identifiable net asset	34,936	155,400	190,336

III. Non-controlling interest	17,118	—	17,118
IV. Goodwill	7,857	—	7,857